TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2013	2014

Deferred tax assets:
Net operating losses carry forward	$12,080	$8,915
Research and development	2,592	2,028
Other	1,132	1,462

Deferred tax assets before valuation allowance	15,804	12,405
Valuation allowance	(8,324)	(6,136)

Deferred tax assets	7,480	6,269

Deferred tax liabilities:
Capitalized software development costs	(3,203)	(2,474)
Acquired intangibles	(2,854)	(1,546)
Property and equipment	-	(68)

Deferred tax liabilities	(6,057)	(4,088)

Deferred tax assets, net	$1,423	$2,181

	December 31,
	2013	2014

Current deferred tax assets	$2,420	$2,319
Long-term deferred tax assets	396	695
Long-term deferred tax liabilities	(1,393)	(833)

Deferred tax assets, net	$1,423	$2,181

Schedule of Income before Income Tax, Domestic and Foreign
f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2013	2014

Domestic (Curaçao)	$(745)	$(875)	$(643)
Foreign	12,983	13,278	15,673

	$12,238	$12,403	$15,030

Schedule of Effective Income Tax Rate Reconciliation
g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2012	2013	2014

Income before taxes on income, as reported in the statements of income	$12,238	$12,403	$15,030

Statutory tax rate in Israel	25%	25%	26.5%

Theoretical taxes on income	$3,018	$3,097	$3,983
Increase (decrease) in taxes resulting from:
Effect of different tax rates	120	158	362
Effect of “Approved, Beneficiary or Preferred Enterprise” status	-	-	(2,323)
Utilization of carry forward tax losses for which valuation allowance was provided	(2,690)	(1,162)	(1,177)
Non-deductible expenses	82	9	80
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,206)	(971)	(1,496)
Losses and temporary differences for which valuation allowance was provided	421	222	580
Others	690	(542)	445

Taxes on income, as reported in the statements of income	$435	$811	$454

Basic and diluted earnings per share amounts of the benefit resulting from the “Approved, Beneficiary or Preferred Enterprise” status	-	-	$0.05

Schedule of Components of Income Tax Expense (Benefit)
h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2013	2014

Current	$738	$400	$1,474
Deferred	(303)	411	(1,020)

	$435	$811	$454

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2013	2014

Balance at the beginning of the year	$510	$652
Increase in tax positions	199	190
Decrease in tax positions	(57)	(137)

Balance at the end of the year	$652	$705